                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    2/12/2001
         ----------------------- --------------------- ----------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $19,848
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28-                    Red Coat Group, L.L.C.

         [Repeat as necessary.]
























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

                                                                    FORM 13F
                                                              December 31, 2000
   COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   ---------         --------   --------       --------       --------             ---------       --------        --------
                                                                           INVESTMENT DISCRETION                VOTING AUTHORITY
                                                                           ---------------------                ----------------
                     TITLE                               SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)  (B)   (C)
NAME OF ISSUER       CLASS      CUSIP           VALUE    PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE SHARE NONE
-------------------  -----      -----           -----    -------   --- ----   ----    -----  -----  --------    ---- ----- ----

ACE LIMITED         COMMON        G0070K103     572,906   13,500    SHRS                      X       1          13,500
                                                700,219   16,500               X                                 16,500
AMAZON.COM, INC.    COMMON        23135106       31,125    2,000    SHRS                      X       1           2,000
                                                256,781   16,500               X                                 16,500
CHARTER ONE
  FINANCIAL, INC.   COMMON        160903100     288,750   10,000    SHRS                      X       1          10,000
                                                577,500   20,000               X                                 20,000
CHURCHILL DOWNS
  INCORPORATED      COMMON        171484108     160,988    5,400    SHRS                      X       1           5,400
                                                129,684    4,350               X                                  4,350
FOOTSTAR, INC.      COMMON        344912100     643,500   13,000    SHRS                      X       1          13,000
                                                594,000   12,000               X                                 12,000
FOSTER WHEELER
  CORPORATION       COMMON        350244109     157,500   30,000    SHRS                      X       1          30,000
                                                157,500   30,000               X                                 30,000
INDYMAC BANCORP,
  INC.              COMMON        456607100     885,000   30,000    SHRS                      X       1          30,000
                                              1,097,400   37,200               X                                 37,200
INTRANET
  SOLUTIONS, INC.   COMMON        460939309     382,500    7,500    SHRS                      X       1           7,500
                                                663,000   13,000               X                                 13,000
METRO-GOLDWYN-MAYER
  INC.              COMMON        591610100     244,688   15,000    SHRS                      X       1          15,000
                                              1,202,231   73,700               X                                 73,700
MICROSOFT
  CORPORATION       COMMON        594918104     303,625    7,000    SHRS                      X       1           7,000
                                                780,750   18,000               X                                 18,000
NEXTEL
  COMMUNICATIONS,
  INC.              CLASS A       65332V103     247,500   10,000    SHRS                      X       1          10,000
                                                495,000   20,000               X                                 20,000
NORDSTROM, INC.     COMMON        655664100     300,094   16,500    SHRS                      X       1          16,500
                                                709,313   39,000               X                                 39,000






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PAXSON
  COMMUNICATIONS
  CORP.             COMMON        704231109     325,894   27,300    SHRS       X                                 27,300
PIXAR, INC.         COMMON        725811103     750,000   25,000    SHRS       X                                 25,000
STARWOOD HOTELS &
  RESORTS WORL      COMMON        85590A203     599,250   17,000    SHRS       X                                 17,000
UNIVISION
  COMMUNICATIONS
  INC.              CLASS A       914906102   1,391,875   34,000    SHRS                      X       1          34,000
                                              1,678,438   41,000               X                                 41,000
VAXGEN, INC.        COMMON        922390208      48,750    2,500    SHRS       X                                  2,500
VIEWPOINT
  CORPORATION       COMMON        92672P108     108,750   20,000    SHRS                      X       1          20,000
                                                163,125   30,000               X                                 30,000
WESTERN DIGITAL
  CORPORATION       COMMON        958102105     109,688   45,000    SHRS                      X       1          45,000
                                                134,063   55,000               X                                 55,000
WESTWOOD ONE, INC.  COMMON        961815107     270,375   14,000    SHRS                      X       1          14,000
                                                502,125   26,000               X                                 26,000
XL CAPITAL LTD.     CLASS A       G98255105     961,125   11,000    SHRS                      X       1          11,000
                                              1,223,250   14,000               X                                 14,000































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